Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Trade Notes and Accounts Receivable, Net
Schedule of trade notes and accounts receivables, net

	2017		2016
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (o))	Ps.	17,309,800	Ps.	18,716,562
Trade accounts receivable	11,074,352		10,056,382
Allowance for doubtful accounts	(3,657,079)		(3,866,492)

	Ps.	24,727,073	Ps.	24,906,452

Schedule of aging analysis of current trade receivables past due
	2017		2016
1 to 90 days	Ps.	3,830,620	Ps.	5,421,772
91 to 180 days	1,019,717		1,303,596
More than 180 days	4,295,611		3,233,269

Schedule of carrying amount of trade notes and accounts receivable in foreign currencies
	2017		2016
U.S. dollar	Ps.	2,103,300	Ps.	3,508,188
Other currencies	210,621		325,116

At December 31	Ps.	2,313,921	Ps.	3,833,304

Schedule of changes in allowance for doubtful accounts of trade notes and account receivables

	2017		2016
At January 1	Ps.	(3,866,492)	Ps.	(3,679,505)
Impairment provision	(2,007,316)		(2,461,596)
Write-off of receivables	1,331,319		1,440,582
Unused amounts reversed	885,410		834,027

At December 31	Ps.	(3,657,079)	Ps.	(3,866,492)